Premises and Equipment - Premises and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	$ 6,728	$ 6,505
Less accumulated depreciation and amortization	(4,110)	(3,899)
Total Premises and Equipment	2,618	2,606
Land [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	534	529
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	3,323	3,256
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	2,719	2,593
Capitalized Building and Equipment Leases [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	126	103
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	$ 26	$ 24